Submission	Oct. 31, 2024
Submission [Line Items]
Central Index Key	0001802665
Registrant Name	Harmony Biosciences Holdings, Inc.
Registration File Number	333-260905
Form Type	S-3
Submission Type	424B7
Fee Exhibit Type	EX-FILING FEES